Label	Element	Value
LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND, INC.

Supplement dated March 1, 2019

to the Summary Prospectus, Prospectus, and Statement of Additional Information,

each dated November 1, 2018

This supplement updates certain information contained in Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.’s (the “Fund”) summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

On December 4, 2018, the Board of Directors of the Fund approved, effective April 1, 2019 (the “Effective Date”), the reduction of the Fund’s contractual management fee to an annual rate of 0.15% of the Fund’s average daily net assets.

As of the Effective Date, the Fund’s summary prospectus, prospectus, and SAI will be updated to reflect the following information, and any information to the contrary will be superseded:

Shareholder Fees(1) (Fees paid directly from your investment)
Class	A and C	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None(2)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(3)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I
Management Fees	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses(4)	0.29%	0.29%	0.29%

(1) A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

(2) Class A or C shares purchased directly are not subject to any front-end sales charge. However, Class A or C shares initially purchased without a front-end sales charge and subsequently exchanged for shares of another Lord Abbett Fund are subject to any applicable front-end sales charge.

(3) Class A or C shares purchased directly are not subject to any contingent deferred sales charge (“CDSC”). However, Class A or C shares of the Fund that were obtained in exchange for Class A or C shares of another Lord Abbett Fund that were subject to a CDSC of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies. More information about the CDSC is provided in the “Sales Charges” section of the prospectus.

(4) These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$30	$93	$163	$368
Class C Shares	$30	$93	$163	$368
Class I Shares	$30	$93	$163	$368

Lord, Abbett & Co. LLC, the Fund’s investment adviser, is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily, payable monthly, and calculated at the annual rate of 0.15% of the Fund’s average daily net assets.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND